UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2889

                      ALLIANCEBERNSTEIN GOVERNMENT RESERVES

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2005

                    Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
March 31, 2005  (unaudited)
AllianceBernstein Government Reserves

 Principal
  Amount
   (000)       Security (a)                                                       Yield              Value
               U.S. GOVERNMENT SPONSORED AGENCY OBLIGATIONS-35.4% FEDERAL
               NATIONAL MORTGAGE ASSOCIATION - 13.6%
$    60,796                                                       4/6/2005         2.52%   $    60,774,722
     60,000                                                      4/13/2005         2.70         59,946,000
    181,889                                                      4/20/2005         2.70        181,629,808
    350,000                                                       5/2/2005         2.73        349,177,208
    175,000                                                       5/4/2005         2.73        174,562,063
     80,000                                                       5/9/2005         2.76         79,766,933
                                                                                           ----------------
                                                                                               905,856,734
                                                                                           ----------------
               FEDERAL HOME LOAN MORTGAGE CORP. - 12.8%
    160,300                                                      4/12/2005         2.54        160,170,686
     50,000                                                       4/5/2005         2.66         49,985,222
    565,179                                                      4/26/2005         2.71        564,111,401
     74,000                                                      4/19/2005         2.72         73,899,360
                                                                                           ----------------
                                                                                               848,166,669
                                                                                           ----------------
               FEDERAL HOME LOAN BANK - 9.0%
     50,000                                                       4/8/2005         2.64         49,974,333
    100,000                                                      4/20/2005         2.71         99,856,972
    380,000                                                      4/27/2005         2.71        379,256,256
     70,000                                                      4/22/2005         2.72         69,888,933
                                                                                           ----------------
                                                                                               598,976,494
                                                                                           ----------------
               Total U.S. Government Sponsored Agency Obligations
               (amortized cost $2,352,999,897)                                               2,352,999,897
                                                                                           ----------------

               REPURCHASE AGREEMENTS-64.7%
                                  ABN AMRO
    230,000    2.70%, dated 3/24/05, due                                           2.70        230,000,000
               4/04/05 in the amount of
               $230,189,750 (cost
               $230,000,000;
               collateralized by
               $313,994,970 FHLMCs and
               FNMAs, 0.00% to 7.50%,
               due 7/27/05 to 6/01/34,
               value $234,600,000)

               Bank of America
     85,000    2.67%, dated 3/11/05, due                                           2.67         85,000,000
               4/08/05 in the amount of
               $85,176,517 (cost
               $85,000,000;
               collateralized by
               $202,091,618 FHLMCs and
               FNMAs, 5.00% to 6.00%,
               due 7/01/17 to 4/01/35,
               value $86,700,001) (a)

               Bank of America
    115,000    2.76%, dated 3/30/05, due                                           2.76        115,000,000
               4/21/05 in the amount of
               $115,193,967 (cost
               $115,000,000;
               collateralized by
               $194,566,829 FHLMCs and
               FNMAs, 4.00% to 6.50%,
               due 4/01/16 to 4/01/35,
               value $117,300,000) (a)

               Bank of America
    100,000    2.77%, dated 3/30/05, due                                           2.77        100,000,000
               4/29/05 in the amount of
               $100,230,833 (cost
               $100,000,000;
               collateralized by
               $153,670,124 FHLMCs and
               FNMAs, 4.00% to 7.00%,
               due 2/01/12 to 3/01/35,
               value $102,000,000) (a)

               Barclays de Zeote Wedd Securities, Inc.
    300,000    2.82%, dated 3/31/05, due                                           2.82        300,000,000
               4/01/05 in the amount of
               $300,023,500 (cost
               $300,000,000;
               collateralized by
               $306,043,000 FHLMC,
               3.50%, due 10/19/07, value
               $306,000,154)

               BNP Paribas Corp.
     40,000    2.70%, dated 3/11/05, due                                           2.70         40,000,000
               4/12/05 in the amount of
               $40,096,000 (cost
               $40,000,000;
               collateralized by
               $40,925,000 FHLB,
               3.75%, due 5/15/07,
               value $40,894,882) (a)

               BNP Paribas Corp.
    290,000    2.75%, dated 3/23/05, due                                           2.75        290,000,000
               4/06/05 in the amount of
               $290,310,139 (cost
               $290,000,000;
               collateralized by
               $293,896,000 FHLBs,
               FHLMC and FNMAs, 0.00%
               to 6.375%, due 6/15/05 to
               6/15/09, value $296,587,203)

               Citigroup Global Markets
    160,000    2.60%, dated 3/07/05, due                                           2.60        160,000,000
               4/04/05 in the amount of
               $160,323,556 (cost
               $160,000,000;
               collateralized by
                $386,756,039 FHLMCs and
               FNMAs, 3.087% to 5.628%,
               due 1/01/12 to 9/01/44,
               value $164,420,359)

               CS First Boston Corp.
    100,000    2.60%, dated 2/17/05, due                                           2.60        100,000,000
               4/11/05 in the amount of
               $100,382,778 (cost
               $100,000,000;
               collateralized by
               $179,724,309 FHLMCs and
               FNMAs, 0.00%, due
               11/01/31 to 3/01/35, value
               $102,003,577) (a)

               CS First Boston Corp.
     80,000    2.71%, dated 3/14/05, due                                           2.71         80,000,000
               4/13/05 in the amount of
               $80,180,667 (cost
               $80,000,000;
               collateralized by FHLMCs
               and FNMAs, 0.00%, due
               9/01/32 to 11/01/43,
               value $81,600,366) (a)

               CS First Boston Corp.
    110,000    2.76%, dated 3/17/05, due                                           2.76        110,000,000
               4/19/05 in the amount of
               $110,278,300 (cost
               $110,000,000;
               collateralized by
               $148,070,433; FHLMCs and
               FNMAs, 0.00%, due
               11/01/26 to 3/01/35, value
               $112,202,727) (a)

               Deutsche Bank
    170,000    2.60% to 2.71%, dated                                        2.60 - 2.71        170,000,000
               2/16/05 to 3/14/05,
               due 4/06/05 to 4/14/05
               in the amount of
               $170,461,189 (cost
               $170,000,000;
               collateralized by
               $337,403,885 FHLMC and
               FNMAs, 3.37% to 5.50%,
               due 12/01/12 to 4/01/35,
               value $173,400,000) (a)

               Dresdner Bank
    191,000    2.80%, dated 3/31/05, due                                           2.80        191,000,000
               4/01/05 in the amount of
               $191,014,856 (cost
               $191,000,000;
               collateralized by
               $199,905,179 FHLBs,
               FHLMCs and FNMAs,
               0.00% to 7.25%, due
               5/11/05 to 2/1/32, value
               $194,820,644)

               Goldman Sachs & Co.
    238,000    2.66% to 2.75%, dated                                               2.66        238,000,000
               3/11/05 to 3/23/05, due
               4/04/05 to 4/18/05 in the
               amount of $238,466,694
               (cost $238,000,000;
               collateralized by
               $544,299,795 FHLMCs and
               FNMAs, 4.50% to 7.50%,
               due 11/01/13 to 12/01/34,
               value $242,760,000) (a)

               Greenwich Capital
    320,000    2.74% to 2.90%, dated                                               2.74        320,000,000
               3/23/05 to 3/31/05, due
               4/01/05 to 4/18/05 in the
               amount of $320,352,906
               (cost $320,000,000;
               collateralized by
               $704,541,313 FHLMCs and
               FNMAs, 0.00%, due
               2/01/19 to 7/01/44, value
               $336,406,379) (a)

               Lehman Brothers, Inc.
     55,000    2.62%, dated 3/07/05, due                                           2.62         55,000,000
               4/05/05 in the amount of
               $55,116,081 (cost
               $55,000,000;
               collateralized by
               $84,492,016 FHLMCs,
               0.00%, due 2/01/25 to
               3/01/35, value
               $56,100,684)

               Lehman Brothers, Inc.
     70,000    2.64%, dated 3/09/05, due                                           2.64         70,000,000
               4/08/05 in the amount of
               $70,154,000 (cost
               $70,000,000;
               collateralized by
               $94,060,454 FHLMCs,
               0.00%, due 3/01/32 to
               2/01/35, value
               $71,397,817) (a)

               Lehman Brothers, Inc.
    125,000    2.73%, dated 3/24/05, due                                           2.73        125,000,000
               4/15/05 in the amount of
               $125,208,542 (cost
               $125,000,000;
               collateralized by
               $200,206,017 FHLMCs,
               0.00%, due 8/01/07 to
               7/01/35, value
               $127,490,339) (a)

               Merrill Lynch & Co., Inc.
    160,000    2.61%, dated 2/16/05, due                                           2.61        160,000,000
               4/11/05 in the amount of
               $160,626,400 (cost
               $160,000,000;
               collateralized by
               $270,803,641 FHLMCs
               and FNMAs, 4.00% to
               9.75%, due 8/01/07 to
               3/01/35, value
               $163,200,401) (a)

               Merrill Lynch & Co., Inc.
    150,000    2.75%, dated 3/28/05, due                                           2.75        150,000,000
               4/12/05 in the amount of
               $150,171,875 (cost
               $150,000,000;
               collateralized by
               $232,500,420 FHLMCs and
               FNMAs, 4.50% to 10.50%,
               due 6/01/08 to 5/01/35,
               value $153,004,538) (a)

               Morgan Stanley Dean Witter
    305,000    2.62% to 2.78%, dated                                        2.62 - 2.78        305,000,000
               3/07/05 to 3/23/05, due
               4/06/05 to 4/22/05 in the
               amount of $305,692,208
               (cost $305,000,000;
               collateralized by
               $552,310,200 FHLMCs
               and FNMAs, 3.14% to
                7.00%, due 12/01/09 to
               2/01/35, value
               $311,100,016) (a)

               Nomura
    315,000    2.67% to 2.77%, dated                                        2.67 - 2.77        315,000,000
               3/08/05 to 3/30/05, due
               4/07/05 to 4/29/05 in the
               amount of $315,637,353
               (cost $315,000,000;
               collateralized by
               $468,659,508 FNMAs,
               5.00% to 7.00%, due
               11/01/18 to 3/01/35,
               value $321,300,000) (a)

               UBS Warburg
    140,000    2.62%, dated 2/15/05, due                                           2.62        140,000,000
               4/11/05 in the amount of
               $140,560,389 (cost
               $140,000,000;
               collateralized by
               $402,013,000 FNMAs,
               0.00%, due 4/01/29 to
               8/01/34, value
               $142,800,074) (a)

               UBS Warburg
     80,000    2.66%, dated 3/07/05, due                                           2.66         80,000,000
               4/07/05 in the amount of
               $80,183,244 (cost
               $80,000,000;
               collateralized by
               $262,355,000 FNMAs,
               0.00%, due 4/01/32 to
               9/01/33, value
               $81,600,488)

               UBS Warburg
    100,000    2.88%, dated 3/31/05, due                                           2.88        100,000,000
               4/01/05 in the amount of
               $100,008,000 (cost
               $100,000,000;
               collateralized by
               $350,890,785 FNMAs,
               0.00%, due 5/01/29 to
               10/01/33, value
               $102,000,719)

               Wachovia Securities LLC
    280,000    2.66% to 2.80%, dated                                        2.66 - 2.80        280,000,000
               3/07/05 to 3/24/05, due                                                     ----------------
               4/05/05 to 5/05/05 in the
               amount of $280,709,339
               (cost $280,000,000;
               collateralized by
               $458,276,673 GNMAs,
               FHLBs, FHLMCs, FNMAs,
               U.S Treasury Bills, U.S.
               Treasury Bonds and U.S.
               Treasury Notes, 0.00%
               to 7.75%, due 04/30/05
               to 5/01/36, value
               $285,601,223) (a)

               Total Repurchase Agreements
               (amortized cost $4,309,000,000)                                               4,309,000,000
                                                                                           ----------------
               TOTAL INVESTMENTS - 100.1%
               (amortized cost $6,661,999,897)                                               6,661,999,897
               Other assets less
               liabilities - (0.1%)                                                             (5,740,894)
                                                                                           ----------------
               NET ASSETS - 100%                                                           $ 6,656,259,003
                                                                                           ----------------

(a)  Repurchase agreements which are terminable within 7 days.

     Glossary of Terms:

     FHLB    -Federal Home Loan Bank
     FHLMC   -Federal Home Loan Mortgage Corporation
     FNMA    -Federal National Mortgage Association
     GNMA    -Government National Mortgage Association

PORTFOLIO OF INVESTMENTS
March 31, 2005  (unaudited)
AllianceBernstein Treasury Reserves

 Principal
   Amount
   (000)       Security (a)                                     Yield            Value
               U.S. GOVERNMENT OBLIGATIONS-69.6%
               U.S. TREASURY BILLS - 69.6%
    $42,000    4/7/2005                                   2.32 - 2.57%   $  41,982,353
     70,000    4/14/2005                                  2.58 - 2.64       69,934,133
    130,000    4/21/2005                                  2.68 - 2.69      129,806,337
                                                                         --------------
               Total U.S. Government Obligations
               (amortized cost $241,722,823)                               241,722,823
                                                                         --------------
               REPURCHASE AGREEMENTS-31.7%
               Bank of America
     10,000    2.70%, dated 3/21/05, due                         2.70       10,000,000
               4/11/05 in the amount of
               $10,015,750 (cost
               $10,000,000;
               collateralized by
               $10,302,000 U.S. Treasury
               Note, 4.25%, due 11/15/14,
               value $10,200,905) (a)

               Barclays de Zoete Wedd Securities, Inc.
     10,000    2.70%, dated 3/22/05, due                         2.70       10,000,000
               4/20/05 in the amount of
               $10,021,750 (cost
               $10,000,000;
               collateralized by
               $9,800,000 U.S. Treasury
               Note, 2.00%, due 1/15/14,
               value $10,323,097) (a)

               BNP Paribas Corp.
     10,000    2.58%, dated 3/14/05, due                         2.58       10,000,000
               4/05/05 in the amount of
               $10,015,767 (cost
               $10,000,000;
               collateralized by
               $9,980,000 U.S. Treasury
               Note, 2.00%, due 7/15/14,
               value $10,283,381)

               Deutsche Bank
     16,000    2.70%, dated 3/21/05, due                         2.70       16,000,000
               4/05/05 to 4/11/05 in the
               amount of $16,022,500
               (cost $16,000,000;
               collateralized by
               $12,995,000 U.S. Treasury
               Bond, 6.875%, due
               8/15/25, value
               $16,320,373) (a)

               Dresdner Bank
     14,000    2.60%, dated 3/31/05, due                         2.60       14,000,000
               4/01/05 in the amount of
               $14,001,011 (cost
               $14,000,000;
               collateralized by
               $14,325,000 U.S. Treasury
               Bill, 0.00%, due 5/12/05,
               value $14,281,595)

               Goldman Sachs & Co.
     10,000    2.69%, dated 3/23/05, due                         2.69       10,000,000
               4/11/05 in the amount of
               $10,014,197 (cost
               $10,000,000;
               collateralized by
               $8,036,000 U.S. Treasury
               Note, 3.375%, due
               1/15/07, value
               $10,201,168) (a)

               Lehman Brothers, Inc.
     10,000    2.58%, dated 3/14/05, due                         2.58       10,000,000
               4/06/05 in the amount of
               $10,016,483 (cost
               $10,000,000;
               collateralized by
               $10,493,000 U.S. Treasury
               Notes, 2.62% to 3.37%,
               due 2/28/07 to 5/15/08,
               value $10,199,424)

               Morgan Stanley
     10,000    2.70%, dated 3/22/05, due                         2.70       10,000,000
               4/11/05 in the amount of
               $10,015,000 (cost
               $10,000,000;
               collateralized by
               $7,159,000 U.S. Treasury
               Bond, 3.375%, due
               4/15/32, value
               $10,200,654) (a)

               UBS Warburg
     10,000    2.69%, dated 3/22/05, due                         2.69       10,000,000
               4/05/05 in the amount of
               $10,010,461 (cost
               $10,000,000;
               collateralized by
               $10,570,000 U.S. Treasury
               Note, 4.00%, due 2/15/14,
               value $10,200,282)

               Wachovia Securities LLC
     10,000    2.64%, dated 3/14/05, due                         2.64       10,000,000
                                                                         --------------
               4/04/05 in the amount of
               $10,015,400 (cost
               $10,000,000;
               collateralized by
               $10,371,000 U.S. Treasury
               Note, 2.375% due 8/31/08,
               value $10,200,923)

               Total Repurchase Agreements
               (amortized cost $110,000,000)                               110,000,000
                                                                         --------------
               TOTAL INVESTMENTS - 101.3%
               (amortized cost $351,722,823)                               351,722,823
               Other assets less
               liabilities - (1.3%)                                         (4,515,351)
                                                                         --------------
               NET ASSETS - 100%                                         $ 347,207,472
                                                                         --------------

(a)  Repurchase agreements which are terminable within 7 days.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT
      -----------       ----------------------

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Government Reserves

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      Chief Executive Officer

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      Chief Executive Officer

Date: May 27, 2005


By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: May 27, 2005